DISPOSAL OF SHANGHAI CAIYIN - Additional Information (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Dec. 30, 2022 CNY (¥)	Dec. 30, 2021 CNY (¥)	Dec. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shareholders deficit				¥ (741,854)	$ (106,561)		¥ (1,652,006)
Shanghai Caiyin [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shareholders deficit						¥ 2,987,000
Sale value of disposal group						1,079,000
Contingent consideration receivable						¥ 372,000
Disposal group accounts payable				840,000
Disposal group fixed payable				468,000
Disposal group contingent payable				372,000
Shanghai Caiyin Asset Management Co Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loans receivable waived off				¥ 1,974
Shanghai Caiyin Asset Management Co Ltd [Member] | Forecast [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent amount	¥ 117	¥ 225	¥ 372